Financial instruments and fair values (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / $	Dec. 31, 2016 USD ($) $ / $
Foreign exchange rates [abstract]
Exchange rate, CA$ – US$ | $ / $	0.797	0.745
Ten percent weakening of CA$ would effect income	$ 151,000
Liquidity risk [member]
Disclosure of credit risk exposure [line items]
Borrowings, maturity period	1 year
Interest rate risk
Disclosure of credit risk exposure [line items]
Borrowings, maturity period	2 years
Bottom of range | Liquidity risk [member] | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Cash and cash equivalents instruments, maturity period	30 days
Top of range | Liquidity risk [member] | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Cash and cash equivalents instruments, maturity period	90 days
Top of range | Liquidity risk [member] | Bonds and Treasury Notes
Disclosure of credit risk exposure [line items]
Short term investments, maturity period	2 years
Canada, Dollars | Currency risk
Disclosure of credit risk exposure [line items]
Net exposure	$ (1,504,000)	$ (1,073,000)
Foreign exchange rates [abstract]
Ten percent strengthening of CA$ would increase net loss, amount	$ 151,000
Change in risk variable	10.00%
Canada, Dollars | Currency risk | Accounts payable and accrued liabilities
Disclosure of credit risk exposure [line items]
Net exposure	$ (1,657,000)	(1,184,000)
Canada, Dollars | Currency risk | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Net exposure	125,000	103,000
Canada, Dollars | Currency risk | Accounts receivable
Disclosure of credit risk exposure [line items]
Net exposure	$ 28,000	$ 8,000